SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of disaggregation of revenue

	Year ended	Year ended	Year ended	Year ended
	December	December	December	December
	31, 2018	31, 2019	31, 2020	31, 2020
	RMB	RMB	RMB	USD
Credit driven services	4,170,271	8,013,391	11,403,675	1,747,690
Loan facilitation and servicing fees-capital heavy	3,807,242	6,273,131	4,596,555	704,453
Revenue from loan facilitation services	3,058,084	4,396,300	3,160,457	484,361
Revenue from post-origination services	749,158	1,876,831	1,436,098	220,092
Financing income	267,844	1,309,616	2,184,180	334,740
Revenue from releasing of guarantee liabilities	25,169	285,407	4,506,935	690,718
Other services fees	70,016	145,237	116,005	17,779
Platform services	276,747	1,206,456	2,160,279	331,077
Loan facilitation and servicing fees-capital light	58,348	814,581	1,826,654	279,947
Revenue from loan facilitation services	49,549	672,982	1,416,715	217,121
Revenue from post-origination services	8,799	141,599	409,939	62,826
Referral services fees	211,087	375,551	265,300	40,659
Other services fees	7,312	16,324	68,325	10,471
Total net revenue	4,447,018	9,219,847	13,563,954	2,078,767

Accounting Standards Update and Change in Accounting Principle [Table Text Block]

		Adjustments
	As of	due to	As of
	December	the Adoption	January
	31, 2019	of ASC 326	01, 2020
ASSETS
Financial assets receivable	1,971,824	117,321	2,089,145
Deferred tax assets	697,348	336,830	1,034,178

LIABILITIES
Guarantee liabilities-stand ready	2,212,125	(63,723)	2,148,402
Guarantee liabilities-contingent	734,730	1,952,545	2,687,275
Other tax payable	263,856	(4,275)	259,581

SHAREHOLDERS’ EQUITY
Retained earnings	2,071,332	(1,430,396)	640,936

Schedule of estimated useful lives for property and equipment

Leasehold improvements	Over the shorter of the lease term or expected useful lives
Electronic equipment	5 years
Furniture and office equipment	5 years

Schedule of movement of guarantee liabilities

RMB
As of January 1, 2019	1,399,174
Provision at the inception of new loans	3,979,475
Net payout (1)	(2,881,118)
Release on expiration	(285,406)
As of December 31, 2019	2,212,125
Adoption of ASC 326	(63,723)
As of January 1, 2020	2,148,402
Provision at the inception of new loans	6,921,127
Released into revenue	(4,896,032)
As of December 31, 2020	4,173,497

8.            GUARANTEE LIABILITIES - continued

Guarantee liabilities-contingent

RMB
As of January 1, 2019	—
Expense on guarantee liabilities	734,730
As of December 31, 2019	734,730

Adoption of ASC 326	1,952,545
As of January 1, 2020	2,687,275
Provision for contingent liabilities	4,794,127
Net payout (1)	(3,937,948)
As of December 31, 2020	3,543,454
(1)	Net payout represents the amount paid upon borrowers’ default net of subsequent recoveries from the borrowers during a given period.

Consolidated Trusts
Schedule of financial statements

	December 31, 2019	December 31, 2020
	RMB	RMB
ASSETS
Restricted cash	354,104	348,976
Loans receivable, net	9,099,099	6,447,233
Loans receivable, net-noncurrent	—	37,157
Prepaid expenses and other assets	95,840	101,729
Total Assets	9,549,043	6,935,095

	December 31, 2019	December 31, 2020
	RMB	RMB
LIABILITIES
Payable to investors of the consolidated trusts-current	4,423,717	3,117,634
Accrued expenses and other current liabilities	19,460	9,608
Other tax payable	25,431	27,694
Payable to investors of the consolidated trusts-noncurrent	3,442,500	1,468,890
Total liabilities	7,911,108	4,623,826

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenue	70,621	1,279,203	2,089,679
Net (loss) income	(32,708)	469,825	899,010

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash (used in) provided by operating activities	(8,749)	382,620	(674,291)
Net cash provided by (used in) investing activities	527,223	(8,989,137)	1,964,538
Net cash (used in) provided by financing activities	(708,466)	7,512,696	(3,268,383)